Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	15 Months Ended		58 Months Ended		60 Months Ended	108 Months Ended		114 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Diamond Hill Small Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Small Cap Fund - Investor
Average Annual Return, Percent		11.48%					11.73%					8.46%
Diamond Hill Small Cap Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Small Cap Fund - Class I
Average Annual Return, Percent		11.84%					12.05%					8.77%
Diamond Hill Small Cap Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Small Cap Fund - Class Y
Average Annual Return, Percent		11.96%					12.20%					8.90%
Diamond Hill Small-Mid Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Small-Mid Cap Fund - Investor
Average Annual Return, Percent		8.33%					7.89%					7.66%
Diamond Hill Small-Mid Cap Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Small-Mid Cap Fund - Class I
Average Annual Return, Percent		8.63%					8.20%					7.98%
Diamond Hill Small-Mid Cap Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Small-Mid Cap Fund - Class Y
Average Annual Return, Percent		8.76%					8.32%					8.11%
Diamond Hill Mid Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Mid Cap Fund - Investor
Average Annual Return, Percent		13.10%					9.04%					8.23%
Diamond Hill Mid Cap Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Mid Cap Fund - Class I
Average Annual Return, Percent		13.37%					9.35%					8.54%
Diamond Hill Mid Cap Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Mid Cap Fund - Class Y
Average Annual Return, Percent		13.63%					9.50%					8.68%
Diamond Hill Large Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Large Cap Fund - Investor
Average Annual Return, Percent		5.33%					7.64%					9.84%
Diamond Hill Large Cap Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Large Cap Fund - Class I
Average Annual Return, Percent		5.65%					7.96%					10.16%
Diamond Hill Large Cap Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Large Cap Fund - Class Y
Average Annual Return, Percent		5.74%					8.08%					10.28%
Diamond Hill Select Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Select Fund - Investor
Average Annual Return, Percent		13.29%					12.79%					12.08%
Diamond Hill Select Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Select Fund - Class I
Average Annual Return, Percent		13.58%					13.13%					12.41%
Diamond Hill Select Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Select Fund - Class Y
Average Annual Return, Percent		13.72%					13.26%					12.54%
Diamond Hill Long-Short Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Long-Short Fund - Investor
Average Annual Return, Percent		18.76%					9.72%					7.68%
Diamond Hill Long-Short Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Long-Short Fund - Class I
Average Annual Return, Percent		19.10%					10.04%					7.99%
Diamond Hill Long-Short Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Long-Short Fund - Class Y
Average Annual Return, Percent		19.24%					10.17%					8.11%
Diamond Hill International Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name									DH International Fund - Investor
Average Annual Return, Percent		27.87%					8.62%	9.71%
Diamond Hill International Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name									DH International Fund - Class I
Average Annual Return, Percent		28.27%					8.95%	10.03%
Diamond Hill International Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name									DH International Fund - Class Y
Average Annual Return, Percent		28.44%					9.09%	10.16%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name										DH Short Duration Securitized Bond Fund - Investor
Average Annual Return, Percent		6.22%					4.41%				3.94%
Diamond Hill Short Duration Securitized Bond Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name										DH Short Duration Securitized Bond Fund - Class I
Average Annual Return, Percent		6.60%					4.73%				4.25%
Diamond Hill Short Duration Securitized Bond Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name										DH Short Duration Securitized Bond Fund - Class Y
Average Annual Return, Percent		6.62%					4.85%				4.37%
Diamond Hill Securitized Total Return Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DH Securitized Total Return Fund - Investor
Average Annual Return, Percent	4.86%
Diamond Hill Securitized Total Return Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DH Securitized Total Return Fund - Class I
Average Annual Return, Percent	5.03%
Diamond Hill Securitized Total Return Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DH Securitized Total Return Fund - Class Y
Average Annual Return, Percent	5.08%
Diamond Hill Core Bond Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name										DH Core Bond Fund - Investor
Average Annual Return, Percent		6.95%					0.35%				2.04%
Diamond Hill Core Bond Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name										DH Core Bond Fund - Class I
Average Annual Return, Percent		7.16%					0.61%				2.33%
Diamond Hill Core Bond Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name										DH Core Bond Fund - Class Y
Average Annual Return, Percent		7.39%					0.74%				2.45%
Diamond Hill Core Plus Bond Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DH Core Plus Bond Fund - Investor
Average Annual Return, Percent		7.77%		5.76%
Diamond Hill Core Plus Bond Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DH Core Plus Bond Fund - Class I
Average Annual Return, Percent		8.03%		6.04%
Diamond Hill Core Plus Bond Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DH Core Plus Bond Fund - Class Y
Average Annual Return, Percent		8.25%		6.22%
Diamond Hill Large Cap Concentrated ETF Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name					DH Large Cap Conc ETF
Average Annual Return, Percent		8.97%				9.40%
Diamond Hill Small Cap Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Small Cap Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Small Cap Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Small-Mid Cap Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Mid Cap Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Mid Cap Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Mid Cap Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Large Cap Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Large Cap Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Large Cap Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Select Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Select Fund | Class I Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Select Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Long-Short Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Long-Short Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill Long-Short Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent		17.15%					13.15%					14.29%
Diamond Hill International Fund | Investor Class | MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex USA Index
Average Annual Return, Percent		32.39%					7.91%	8.86%
Diamond Hill International Fund | Class I | MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex USA Index
Average Annual Return, Percent		32.39%					7.91%	8.86%
Diamond Hill International Fund | Class Y | MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex USA Index
Average Annual Return, Percent		32.39%					7.91%	8.86%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%					(0.36%)				1.49%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%					(0.36%)				1.49%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%					(0.36%)				1.49%
Diamond Hill Securitized Total Return Fund | Investor Class | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.15%
Diamond Hill Securitized Total Return Fund | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.15%
Diamond Hill Securitized Total Return Fund | Class Y | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.15%
Diamond Hill Core Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%					(0.36%)				1.49%
Diamond Hill Core Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%					(0.36%)				1.49%
Diamond Hill Core Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%					(0.36%)				1.49%
Diamond Hill Core Plus Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%		4.29%
Diamond Hill Core Plus Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%		4.29%
Diamond Hill Core Plus Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%		4.29%
Diamond Hill Large Cap Concentrated ETF Shares | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Average Annual Return, Percent		17.15%				12.99%
Diamond Hill Small Cap Fund | Investor Class | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 2000 Index
Average Annual Return, Percent		12.81%					6.09%					9.62%
Diamond Hill Small Cap Fund | Class I | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 2000 Index
Average Annual Return, Percent		12.81%					6.09%					9.62%
Diamond Hill Small Cap Fund | Class Y | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 2000 Index
Average Annual Return, Percent		12.81%					6.09%					9.62%
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 2500 Index
Average Annual Return, Percent		11.91%					7.26%					10.40%
Diamond Hill Small-Mid Cap Fund | Class I | Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 2500 Index
Average Annual Return, Percent		11.91%					7.26%					10.40%
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 2500 Index
Average Annual Return, Percent		11.91%					7.26%					10.40%
Diamond Hill Mid Cap Fund | Investor Class | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell Midcap Index
Average Annual Return, Percent		10.60%					8.67%					11.01%
Diamond Hill Mid Cap Fund | Class I | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell Midcap Index
Average Annual Return, Percent		10.60%					8.67%					11.01%
Diamond Hill Mid Cap Fund | Class Y | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell Midcap Index
Average Annual Return, Percent		10.60%					8.67%					11.01%
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Average Annual Return, Percent		15.91%					11.33%					10.53%
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Average Annual Return, Percent		17.37%					13.59%					14.59%
Diamond Hill Large Cap Fund | Class I | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Average Annual Return, Percent		15.91%					11.33%					10.53%
Diamond Hill Large Cap Fund | Class I | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Average Annual Return, Percent		17.37%					13.59%					14.59%
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Average Annual Return, Percent		15.91%					11.33%					10.53%
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Average Annual Return, Percent		17.37%					13.59%					14.59%
Diamond Hill Long-Short Fund | Investor Class | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Average Annual Return, Percent		17.37%					13.59%					14.59%
Diamond Hill Long-Short Fund | Investor Class | 60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return, Percent		12.12%					9.64%					9.78%
Diamond Hill Long-Short Fund | Class I | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Average Annual Return, Percent		17.37%					13.59%					14.59%
Diamond Hill Long-Short Fund | Class I | 60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return, Percent		12.12%					9.64%					9.78%
Diamond Hill Long-Short Fund | Class Y | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Average Annual Return, Percent		17.37%					13.59%					14.59%
Diamond Hill Long-Short Fund | Class Y | 60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return, Percent		12.12%					9.64%					9.78%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%					1.97%				2.02%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%					1.97%				2.02%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		5.35%					1.97%				2.02%
Diamond Hill Securitized Total Return Fund | Investor Class | Bloomber US Securitized: MBS, ABS and CMBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Securitized: MBS, ABS and CMBS Index
Average Annual Return, Percent	4.10%
Diamond Hill Securitized Total Return Fund | Class I | Bloomber US Securitized: MBS, ABS and CMBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Securitized: MBS, ABS and CMBS Index
Average Annual Return, Percent	4.10%
Diamond Hill Securitized Total Return Fund | Class Y | Bloomber US Securitized: MBS, ABS and CMBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Securitized: MBS, ABS and CMBS Index
Average Annual Return, Percent	4.10%
Diamond Hill Large Cap Concentrated ETF Shares | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Average Annual Return, Percent		15.91%				10.60%
Diamond Hill Large Cap Concentrated ETF Shares | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Index
Average Annual Return, Percent		17.37%				13.61%